Lease Liabilities - Disclosure of Detailed Information About Lease Liabilities (Details) (Parenthetical) - NZD ($) $ in Thousands	Jan. 31, 2020	Feb. 02, 2019
Lease liabilities [abstract]
Adjustment to opening retained earnings	$ 639	$ 639